ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
After-Tax
Foreign exchange translation adjustment	$ (883)	$ 200	$ (274)
Pension and other postretirement benefit adjustments	(736)	413	(407)
Changes in fair value of available for sale investments	6	1	5
Changes in fair value of cash flow hedges	(18)	1	11
Total net current period other comprehensive income (loss)	(1,631)	615	(665)
Accumulated other comprehensive loss
Pre-tax
Foreign exchange translation adjustment	(907)	229	(269)
Pension and other postretirement benefit adjustments	(944)	542	(538)
Changes in fair value of available for sale investments	6	1	5
Changes in fair value of cash flow hedges	(20)	(8)	17
Total net current period other comprehensive income (loss)	(1,865)	764	(785)
Tax
Foreign exchange translation adjustment	0	0	0
Pension and other postretirement benefit adjustments	208	(129)	131
Changes in fair value of available for sale investments	0	0	0
Changes in fair value of cash flow hedges	2	9	(6)
Total net current period other comprehensive income (loss)	210	(120)	125
After-Tax
Foreign exchange translation adjustment	(907)	229	(269)
Pension and other postretirement benefit adjustments	(736)	413	(407)
Changes in fair value of available for sale investments	6	1	5
Changes in fair value of cash flow hedges	(18)	1	11
Total net current period other comprehensive income (loss)	$ (1,655)	$ 644	$ (660)